The following table provides the percentage of total revenues attributable to a single customer from which 10 (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues					$ 25	$ 29
Turnongreen Inc [Member]
Product Information [Line Items]
Revenues	$ 1,062,000	$ 1,831,000	$ 2,191,000	$ 3,213,000	5,346,000	5,416,000
Customer A [Member] | Turnongreen Inc [Member]
Product Information [Line Items]
Revenues					$ 933,000	$ 883,000
Customer A [Member] | Turnongreen Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage	24.00%		12.00%		17.00%	16.00%
Customer B [Member] | Turnongreen Inc [Member]
Product Information [Line Items]
Revenues					$ 628,000	$ 559,000
Customer B [Member] | Turnongreen Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration Risk, Percentage		24.00%	12.00%	20.00%	12.00%	10.00%